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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2010
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        May 13, 2010
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        87
                                             ----------------------------

Form 13F Information Table Value Total:      $ 258,722
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

           March 31, 2010


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
AKAMAI TECHNOLOGIES            COM      00971t101      2,303     73,300  SH           Sole                       73,300
AMERICAN EXPRESS CO.           COM      025816109      2,888     70,000  SH           Sole                       70,000
AMERICAN TOWER CORP            COM      029912201      9,002    211,275  SH           Sole                      211,275
AMERICREDIT CORP.              COM      03060R101      4,811    202,500  SH           Sole                      202,500
APPLE COMPUTER INC COM         COM      037833100      6,560     27,915  SH           Sole                       27,915
ARM HOLDINGS-ADR               COM      042068106      1,934    181,300  SH           Sole                      181,300
ARVINMERITOR INC.              COM      043353101        667     50,000  SH           Sole                       50,000
ATMEL CORPORATION              COM      049513104        955    189,500  SH           Sole                      189,500
BANK OF AMERICA                COM      060505104      3,047    170,700  SH           Sole                      170,700
BOARDWALK PIPELINE PTNRS       COM      096627104      1,080     36,300  SH           Sole                       36,300
CHESAPEAKE ENERGY CORP.        COM      165167107      2,467    104,350  SH           Sole                      104,350
CHICO'S FAS, INC.              COM      168615102      7,398    513,050  SH           Sole                      513,050
CISCO SYS INC COM              COM      17275R102      5,258    202,000  SH           Sole                      202,000
CITIGROUP INC. COM             COM      172967101      2,259    557,900  SH           Sole                      557,900
COACH, INC.                    COM      189754104      4,557    115,300  SH           Sole                      115,300
CROWN CASTLE INTL CORP.        COM      228227104      5,295    138,500  SH           Sole                      138,500
CYPRESS SEMICONDUCTOR          COM      232806109      4,558    395,300  SH           Sole                      395,300
DECKERS OUTDOOR CORP.          COM      243537107        483      3,500  SH           Sole                        3,500
DEVON ENERGY CORP.             COM      25179m103      2,655     41,200  SH           Sole                       41,200
DISCOVERY HOLDING              COM      25470f104      2,204     65,215  SH           Sole                       65,215
DRESS BARN                     COM      261570105      4,622    176,800  SH           Sole                      176,800
FORD MOTOR CO.                 COM      345370860        831     66,100  SH           Sole                       66,100
FOREST OIL                     COM      346091705      5,293    205,000  SH           Sole                      205,000
FRONTIER OIL CORP.             COM      35914p105      3,375    250,000  SH           Sole                      250,000
GAP, INC.                      COM      364760108      5,962    258,000  SH           Sole                      258,000
GENERAL MILLS, INC.            COM      370334104      7,747    109,435  SH           Sole                      109,435
GENWORTH FINANCIAL- CL-A       COM      37247d106      5,146    280,600  SH           Sole                      280,600
GOOGLE, INC.                   COM      38259p508      6,087     10,733  SH           Sole                       10,733
HELIX ENERGY SOLUTIONS         COM      42330p107      3,122    239,600  SH           Sole                      239,600
HEWLETT-PACKARD CO.            COM      428236103      4,932     92,800  SH           Sole                       92,800
HOME DEPOT INC.                COM      437076102      7,428    229,600  SH           Sole                      229,600
HOT TOPIC, INC.                COM      441339108        346     53,200  SH           Sole                       53,200
HUDSON CITY BANCORP, INC.      COM      443683107      6,545    461,900  SH           Sole                      461,900
INTEL CORP                     COM      458140100      3,709    166,400  SH           Sole                      166,400
INTL. BUSINESS MACHINES        COM      459200101      2,565     20,000  SH           Sole                       20,000
J. CREW GROUP INC.             COM      46612h402      2,433     53,000  SH           Sole                       53,000
JOHNSON & JOHNSON              COM      478160104        937     14,375  SH           Sole                       14,375
KELLOGG CO.                    COM      487836108      1,420     26,580  SH           Sole                       26,580
LIBERTY MEDIA CORP-A           COM      53071m104      2,794    182,600  SH           Sole                      182,600
MASCO CORP.                    COM      574599106      5,015    323,100  SH           Sole                      323,100
MCDERMOTT INT'L                COM      580037109      2,609     96,900  SH           Sole                       96,900
MCDONALD'S CORPORATION         COM      580135101        890     13,345  SH           Sole                       13,345
MFA FINANCIAL, INC.            COM      55272x102      1,288    175,000  SH           Sole                      175,000
MICROSOFT CORP                 COM      594918104     10,492    358,250  SH           Sole                      358,250
NATIONAL FUEL GAS CO.          COM      636180101        450      8,900  SH           Sole                        8,900
NEWS CORP-CL B                 COM      65248e203      2,883    169,500  SH           Sole                      169,500
PEPSICO INC.                   COM      713448108      6,226     94,100  SH           Sole                       94,100
PG&E CORP.                     COM      69331c108      1,337     31,525  SH           Sole                       31,525
PIONEER NATURAL RESOURCES      COM      723787107      2,112     37,500  SH           Sole                       37,500
PROCTOR & GAMBLE               COM      742718109      2,404     38,000  SH           Sole                       38,000
QUALCOMM INC.                  COM      747525103      5,258    125,300  SH           Sole                      125,300
RADIAN GROUP, INC.             COM      750236101      2,972    190,000  SH           Sole                      190,000
RANGE RESOURCES CORP.          COM      75281a109      1,364     29,100  SH           Sole                       29,100
RED HAT INC.                   COM      756577102      2,195     75,000  SH           Sole                       75,000
ROBERT HALF, INC.              COM      770323103      2,364     77,700  SH           Sole                       77,700
ROSETTA RESOURCES INC.         COM      777779307        801     34,000  SH           Sole                       34,000
SALESFORCE.COM                 COM      79466l302      2,807     37,700  SH           Sole                       37,700
SBA COMMUNICATIONS CORP-A      COM      78388j106      2,391     66,300  SH           Sole                       66,300
SHERWIN-WILLIAMS CO.           COM      824348106      1,475     21,800  SH           Sole                       21,800
SIRIUS SATELLITE RADIO         COM      82967n108      1,108  1,273,000  SH           Sole                    1,273,000
SKYWORKS SOLUTIONS, INC.       COM      83088m102      3,849    246,700  SH           Sole                      246,700
ST. MARY LAND & EXPLORATION    COM      792228108      1,751     50,300  SH           Sole                       50,300
SWIFT ENERGY CO.               COM      870738101      2,883     93,800  SH           Sole                       93,800
SYBASE INC.                    COM      871130100      4,709    101,000  SH           Sole                      101,000
TALBOTS, INC.                  COM      874161102      5,976    461,100  SH           Sole                      461,100
TENET HEALTHCARE               COM      88033g100      2,903    507,600  SH           Sole                      507,600
TENNECO INC.                   COM      880349105      1,182     50,000  SH           Sole                       50,000
TERADYNE INC                   COM      880770102      4,935    441,800  SH           Sole                      441,800
TIFFANY & CO.                  COM      886547108      4,155     87,500  SH           Sole                       87,500
TOYOTA MOTOR CORP.             COM      892331307      1,367     17,000  SH           Sole                       17,000
ULTRA PETROLEUM CORP.          COM      903914109      2,308     49,500  SH           Sole                       49,500
VERIZON COMMUNICATIONS         COM      92343v104      1,281     41,300  SH           Sole                       41,300
VMWARE INC-A                   COM      928563402      1,594     29,900  SH           Sole                       29,900
WAL-MART STORES, INC.          COM      931142103      1,130     20,320  SH           Sole                       20,320
WALT DISNEY                    COM      254687106      3,418     97,900  SH           Sole                       97,900
XILINX, INC.                   COM      983919101      3,738    146,600  SH           Sole                      146,600
YAHOO! INC                     COM      984332106      1,280     77,450  SH           Sole                       77,450
QQQQ PUTS 5/22/2010 48         PUT      qqq 10052        460      4,000  SH     PUT   Sole                        4,000
SPY PUTS 5/22/2010 116         PUT      spy 10052        478      2,000  SH     PUT   Sole                        2,000
AMT CALLS 7/17/2010 42.50      CALL     amt 10071        236      1,000  SH     CALL  Sole                        1,000
CHS CALLS 5/22/2010 15         CALL     chs 10052        429      7,148  SH     CALL  Sole                        7,148
CRK CALLS 6/19/2010 35         CALL     crk 10061        221      2,007  SH     CALL  Sole                        2,007
Goog Calls 6/19/2010 570       CALL     gop 10061        947        367  SH     CALL  Sole                          367
MSFT CALLS 10/16/2010 30       CALL     msft 1010      1,122      7,190  SH     CALL  Sole                        7,190
THC CALLS 5/22/2010 5          CALL     thc 10052        452      5,649  SH     CALL  Sole                        5,649
TLB CALLS 5/22/2010 10         CALL     tlb 10052      1,513      4,881  SH     CALL  Sole                        4,881
VZ CALLS 1/22/2011 30          CALL     vz 110122        289      1,333  SH     CALL  Sole                        1,333



REPORT SUMMARY               87 DATA RECORDS 258,722   1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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